Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000832566
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Alger Capital Appreciation Portfolio (First Prospectus Summary) | Alger Capital Appreciation Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALVOX
Alger Large Cap Growth Portfolio (First Prospectus Summary) | Alger Large Cap Growth Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGOX
Alger Mid Cap Growth Portfolio (First Prospectus Summary) | Alger Mid Cap Growth Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMGOX
Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMOX
Alger Small Cap Growth Portfolio (Prospectus Summary) | Alger Small Cap Growth Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AASOX
Alger Growth & Income Portfolio (Prospectus Summary) | Alger Growth & Income Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIGOX
Alger Balanced Portfolio (Prospectus Summary) | Alger Balanced Portfolio | Class I-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABLOX